Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill [Abstract]
Schedule of Reconciliation of Changes in Goodwill

$
Balance – December 31, 2021	5,301
Additions	1,071
Effects of foreign exchange	(390)
Balance – December 31, 2022	5,982
Additions	8,108
Effects of foreign exchange	161
Balance – December 31, 2023	14,251